BASIS OF PRESENTATION AND SIGNIFICANT EVENTS (Details 2) (USD $)		1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended						1 Months Ended
	Oct. 12, 2011 Chartis	Oct. 31, 2011 Old 364-Day Syndicated Facility D	Oct. 31, 2011 New 364-Day Syndicated Facility D	Oct. 12, 2011 New 364-Day Syndicated Facility	Sep. 30, 2011 4.25% notes due 2014	Sep. 13, 2011 4.25% notes due 2014	Sep. 30, 2011 4.875% notes due 2016	Sep. 13, 2011 4.875% notes due 2016	Oct. 31, 2011 3-Year Syndicated Facility Y	Oct. 31, 2011 4-Year Syndicated Facility Y	Oct. 12, 2011 4-Year Syndicated Facility	Dec. 31, 2011 4-Year Syndicated Facility - Revolving Loan	Oct. 12, 2011 4-Year Syndicated Facility - Revolving Loan	Oct. 12, 2011 4-Year Syndicated Facility - Letter of Credit	Oct. 31, 2011 Contingent Credit Facility Y	Dec. 31, 2010 Contingent Credit Facility	Oct. 31, 2011 Contingent Credit Facility Maximum	Dec. 31, 2010 Contingent Credit Facility Maximum
September 2011 Debt Offering and October 2011 Syndicated Credit and Contingent Liquidity Facilities
Amount of debt issued					$ 1,200,000,000		$ 800,000,000
Stated interest rate (as a percent)						4.25%		4.875%				2.44%
Term of credit facility (in years)		364	364						3	4
Maximum borrowing capacity				1,500,000,000							3,000,000,000		3,000,000,000	1,500,000,000
Previously issued letters of credit	1,300,000,000
Remaining borrowing capacity											1,700,000,000			200,000,000
Term of right to enter into put option agreements (in years)															1
Aggregate notional amount of put option agreements																500,000,000	500,000,000
Term of right to issue senior debt pursuant to put option agreements (in years)															5
Amount of senior debt the entity has the right to issue pursuant to put option agreements																	$ 500,000,000	$ 500,000,000